DERIVATIVE FINANCIAL INSTRUMENT AND HEDGE ACCOUNTING	12 Months Ended
Dec. 31, 2017
Derivative Financial Instrument And Hedge Accounting
DERIVATIVE FINANCIAL INSTRUMENT AND HEDGE ACCOUNTING

NOTE 8 DERIVATIVE FINANCIAL INSTRUMENT AND HEDGE ACCOUNTING

a)   As of December 31, 2017 and 2016, the Bank held the following portfolio of derivative financial instruments:

a.1) Derivatives financial assets

	As of December 31, 2017
	Notional
	Up to three months	Three months to one year	Over one year	Fair Value
	MCh$	MCh$	MCh$	MCh$
Foreign Currency Forwards	8,855,360	5,728,141	700,252	316,901
Foreign Currency Swap	92,772	299,288	3,260,432	396,239
Interest Rate Swap	5,781,923	10,258,903	23,469,906	534,505
Foreign Currency Call Option	33,709	47,300	26,223	421
Foreign Currency Put Option	6,675	9,827	25,808	709
Total	14,770,439	16,343,459	27,482,621	1,248,775

	As of December 31, 2016
	Notional
	Up to three months	Three months to one year	Over one year	Fair Value
	MCh$	MCh$	MCh$	MCh$
Foreign Currency Forwards	10,287,421	6,857,963	1,348,556	177,590
Foreign Currency Swap	63,647	260,672	3,559,276	389,784
Interest Rate Swap	1,535,239	2,471,415	26,689,571	534,087
Foreign Currency Call Option	50,178	50,222	670	977
Foreign Currency Put Option	15,338	14,571	—	331
Total	11,951,823	9,654,843	31,598,073	1,102,769

a.2) Derivatives financial liabilities

	As of December 31, 2017
	Notional
	Up to three months	Three months to one year	Over one year	Fair Value
	MCh$	MCh$	MCh$	MCh$
Foreign Currency Forwards	9,023,102	5,821,573	807,071	333,482
Foreign Currency Swap	109,275	414,355	2,822,789	290,288
Interest Rate Swap	5,481,548	8,843,640	20,720,506	468,928
Foreign Currency Call Option	6,675	7,369	—	86
Foreign Currency Put Option	17,629	25,459	415	2,370
Total	14,638,229	15,112,396	24,350,781	1,095,154

	As of December 31, 2016
	Notional
	Up to three months	Three months to one year	Over one year	Fair Value
	MCh$	MCh$	MCh$	MCh$
Foreign Currency Forwards	9,302,930	5,458,077	1,456,181	147,783
Foreign Currency Swap	164,065	391,919	2,772,166	299,738
Interest Rate Swap	1,666,415	3,137,117	29,581,896	457,761
Foreign Currency Call Option	20,795	29,304	—	941
Foreign Currency Put Option	6,428	26,387	335	1,111
Total	11,160,633	9,042,804	33,810,578	907,334

a.3) As of December 31, 2017 and 2016, the portfolio of derivative financial instruments for account hedging and for trading purposes were as follows:

	As of December 31, 2017
	Notional			Fair Value
	Up to three months	Three months to one year	Over one year	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge Accounting
Fair Value
Foreign Currency Forwards	—	—		1,417	78
Foreign Currency Swap	—	—	264,226	2,735	40,441
Interest Rate Swap	442,426	7,567	2,186,949	7,832	39,327
Subtotal	442,426	7,567	2,451,175	11,984	79,846
Cash Flow
Foreign Currency Forwards	1,401,144	590,463	219,453	8,787	3,946
Foreign Currency Swap	—	—	309,970	—	22,315
Interest Rate Swap	—	305,800	536,023	1,680	6,481
Subtotal	1,401,144	896,263	1,065,446	10,467	32,742
Net Investment in foreign operation
Foreign Currency Forwards	1,106,871	291,194	—	28,958	8,790
Subtotal	1,106,871	291,194	—	28,958	8,790
Derivatives held for trading
Foreign Currency Forwards	15,370,447	10,668,057	1,287,870	277,739	320,668
Foreign Currency Swap	202,047	713,643	5,509,025	393,504	227,532
Interest Rate Swap	10,821,045	18,789,176	41,467,440	524,993	423,120
Foreign Currency Call Option	40,384	54,669	26,223	421	86
Foreign Currency Put Option	24,304	35,286	26,223	709	2,370
Subtotal	26,458,227	30,260,831	48,316,781	1,197,366	973,776
Total	29,408,668	31,455,855	51,833,402	1,248,775	1,095,154

	As of December 31, 2016
	Notional			Fair Value
	Up to three months	Three months to one year	Over one year	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge Accounting
Fair Value
Foreign Currency Forwards	10,711	13,389	—	1,444	217
Foreign Currency Swap	—	140,660	325,921	735	18,658
Interest Rate Swap	46,628	86,515	1,673,563	5,072	28,411
Subtotal	57,339	240,564	1,999,484	7,251	47,286
Cash Flow
Foreign Currency Forwards	801,564	209,084	535,758	4,539	676
Foreign Currency Swap	—	—	323,803	7,553	11,780
Interest Rate Swap	25,478	—	657,325	2,786	7,289
Subtotal	827,042	209,084	1,516,886	14,878	19,745
Net Investment in foreign operation
Foreign Currency Forwards	551,435	684,562	—	13,864	10,431
Subtotal	551,435	684,562	—	13,864	10,431
Derivatives held for trading
Foreign Currency Forwards	18,226,641	11,409,005	2,268,979	157,743	136,459
Foreign Currency Swap	227,712	511,931	5,681,718	381,496	269,300
Interest Rate Swap	3,129,548	5,522,017	53,940,579	526,229	422,061
Foreign Currency Call Option	70,973	79,526	670	977	941
Foreign Currency Put Option	21,766	40,958	335	331	1,111
Subtotal	21,676,640	17,563,437	61,892,281	1,066,776	829,872
Total	23,112,456	18,697,647	65,408,651	1,102,769	907,334

In order to capture the credit risk in the valuation, the fair value of derivatives were adjusted to include the credit risk of the counterparty.

b)        Hedge accounting

b.1) Fair value hedges:

The Bank uses interest rate derivatives to manage its structural risk by minimizing the accounting asymmetries of the Statement of Financial Position. Through different strategies, an item originally contracted at a fixed rate is redenominated to a floating rate, thus reducing the financial stress and consequently the risk value by positioning the expected movements of the yield curve in the structure of the Statement of Financial Position.

The detail of the hedged items and fair value hedging instrument, effective as of December 31, 2017 and 2016 separated by term at maturity, are as follows:

	As of December 31, 2017
	Notional
	Within one year	Between one and three years	Between three and six years	Over six years
	MCh$	MCh$	MCh$	MCh$
Hedge Items
Loans	12,978	7,704	402,977	320,539
Investment	—	12,320	1,629	130,518
Bonds	437,015	488,291	77,729	1,009,468
Demand Deposits	—	—	—	—
Working capital	—	—	—	—
Total	449,993	508,315	482,335	1,460,525
Hedge instrument
Foreign Currency Forwards	—	—	—	—
Currency Swaps	—	264,226	—	—
Interest Rate Swaps	449,993	244,089	482,335	1,460,525
Total	449,993	508,315	482,335	1,460,525

	As of December 31, 2016
	Notional
	Within one year	Between one and three years	Between three and six years	Over six years
	MCh$	MCh$	MCh$	MCh$
Hedge Items
Loans	—	31,464	—	396,508
Investment	—	—	65,329	52,205
Bonds	16,745	993,535	123,832	319,088
Demand Deposits	133,144	4,127	—	—
Working capital	148,014	13,396	—	—
Total	297,903	1,042,522	189,161	767,801
Hedge instrument
Foreign Currency Forwards	24,100	—	—	—
Currency Swaps	140,660	325,921	—	—
Interest Rate Swaps	133,143	716,601	189,161	767,801
Total	297,903	1,042,522	189,161	767,801

b.2) Cash flow hedges:

Cash flow hedges are used by the Bank to:

a)   Reduce the volatility of cash flows in inflation-adjusted statements of financial position through the use of forward inflation contracts and combinations of swap contracts in pesos and readjustments.

b)   Fix the rate of a portion of the pool of short-term liabilities in pesos, reducing the risk of a significant portion of the Bank’s cost of financing, while maintaining liquidity risk in the pool of liabilities. This is achieved by equalizing the cash flows of hedged items and derivative instruments, modifying uncertain flows by known flows.

c)   Set the funding source rate in floating rate, decreasing the risk that the cost of funds increases.

Below is a detailed account of hedged items and hedging instruments by maturity as of December 31, 2017, and 2016, under cash flow hedges:

	As of December 31, 2017
	Notional
	Within one year	Between one and three years	Between three and six years	Over six years
	MCh$	MCh$	MCh$	MCh$
Hedge Items
Loans	1,991,607	219,453	57,823	174,300
Investment	—	—	—	—
Bonds	—	309,970	—	—
Demand Deposits	305,800	303,900	—	—
Working capital	—	—	—	—
Total	2,297,407	833,323	57,823	174,300
Hedge instrument
Foreign Currency Forwards	1,991,607	219,453	—	—
Currency Swaps	—	309,970	—	—
Interest Rate Swaps	305,800	303,900	57,823	174,300
Total	2,297,407	833,323	57,823	174,300

	As of December 31, 2016
	Notional
	Within one year	Between one and three years	Between three and six years	Over six years
	MCh$	MCh$	MCh$	MCh$
Hedge Items
Loans	1,036,126	692,109	57,742	158,083
Investment	—	—	—	—
Bonds	—	167,452	—	—
Demand Deposits	—	320,800	79,400	41,300
Working capital	—	—	—	—
Total	1,036,126	1,180,361	137,142	199,383
Hedge instrument
Foreign Currency Forwards	1,010,648	535,758	—	—
Currency Swaps	—	323,803	—	—
Interest Rate Swaps	25,478	320,800	137,142	199,383
Total	1,036,126	1,180,361	137,142	199,383

The effective portion of increase/decrease in fair value of the cash flow hedging instruments of the hedged items was MCh$127 (MCh$5,603 as of December 31, 2016) (see note 22j) “Equity”) and the ineffective portion of increase/decrease in fair value of the cash flow hedging instruments of the hedged items was, respectively, (MCh$(1,300) (MCh$(413) as of December 31, 2016) (see note 26 “Net Foreign Exchange Income (losses) — Fair value gains (losses) on hedging derivatives”), as of December 31, 2017 and 2016 respectively, were as follows with respect to the following hedged items:

	As of December 31,
	2017		2016
	Effective Portion	Ineffective Portion	Effective Portion	Ineffective Portion
	MM$	MM$	MM$	MM$
Loans	(1,890)	155	(4,149)	(465)
Investment	—	—	—	—
Bonds	4,584	(1,329)	5,272	120
Demand Deposits	3,036	(126)	4,480	(68)
Working capital	—	—	—	—
Net Flows	5,730	(1,300)	5,603	(413)

b.3) Hedging net investment in foreign operations:

Itaú Corpbanca, which has a functional currency in Chilean pesos, has business investments abroad corresponding to a branch in New York and subsidiaries in Colombia. As a result of the accounting treatment that these investments must receive, fluctuations in the value of investments caused by the variability of the exchange rate between the Chilean peso against the dollar and the Colombian peso, generate changes in the value of the assets of the parent company.

The objective of hedging is to safeguard the value of equity by managing the exchange rate risk of investments. The hedges of a net investment in a foreign operation, including the hedge of a monetary item that is accounted for as part of a net investment, will be recorded in a manner similar to the cash flow hedges, where:

·    The part of the gain or loss of the hedging instrument that is determined to be effective is recognized in equity, for an amount of MCh$45,759 credit net of deferred taxes (credit of MCh$10,773 as of December 31, 2016);

·    The ineffective part is recognized in the result, not presenting amounts for this concept in 2017 and 2016.

Gains or losses on the hedge of the net investment in foreign operations that have been recognized in other comprehensive income and accumulated in equity are as follows:

		As of December 31,
		2017	2016
	Notes	MCh$	MCh$
Beginning balance		10,773	—
Gains (losses) on hedge of net investment in foreign operation, before tax	22 j	49,197	13,458
Income tax relating to hedges of net investment in foreign operations	22 j	(14,211)	(2,685)
Closing Balance		45,759	10,773

The detail of each hedge is explained below:

b.3.1) Hedging net investment in New York Branch

	Notional	Hedging Instrument (Fair Value)	Effective Portion	Ineffective Portion
	MUSD	MCh$	MCh$	MCh$
As of December 31, 2017	150.1	4,698	4,698	—
As of December 31, 2016	60.1	(164)	(164)	—

b.3.2) Hedging net investment in Colombia

	As of December 31, 2017
	Notional
	Within one year	Between one and three years	Between three and six years	Over six years	Effective Portion	Ineffective Portion
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged Items
Equity
Investment in foreign operation	1,398,065	—	—	—	44,499	—
Hedging Instrument
Foreign Currency Forwards	1,398,065	—	—	—	44,499	—

	As of December 31, 2016
	Notional
	Within one year	Between one and three years	Between three and six years	Over six years	Effective Portion	Ineffective Portion
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged Items
Equity
Investment in foreign operation	1,235,997	—	—	—	13,622	—
Hedging Instrument
Foreign Currency Forwards	1,235,997	—	—	—	—	—